PHOENIX BOND FUND,
                     A SERIES OF PHOENIX OPPORTUNITIES TRUST



     Supplement dated July 2, 2007 to the Prospectus dated January 31, 2007, as supplemented February 6, 2007 and June 15, 2007



IMPORTANT NOTICE TO INVESTORS

PHOENIX BOND FUND

         For updated information about the Phoenix Bond Fund, please refer to the Phoenix Opportunities Trust-Fixed Income Funds Prospectus dated June 27, 2007.



         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.



PXP 2069/FI Reorg (07/07)